Financial Assets and Liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 62,960	$ 71,318	$ 60,447	$ 136,881
Trade & other receivables	20,952	6,998
Financial assets at fair value through other comprehensive income	1,014	1,757
Other non-current assets	2,102	2,326
Financial assets, Total	87,028	82,399
Trade and other payables	7,070	20,145
Borrowings	114,345	108,763
Contingent consideration	26,892	17,199
Warrant liability	4,647	5,426	$ 2,185
Financial liabilities, Total	152,954	151,533
Liabilities at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	7,070	20,145
Borrowings	114,345	108,763
Financial liabilities, Total	121,415	128,908
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	26,892	17,199
Warrant liability	4,647	5,426
Financial liabilities, Total	31,539	22,625
Assets at amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	62,960	71,318
Trade & other receivables	20,952	6,998
Other non-current assets	2,102	2,326
Financial assets, Total	86,014	80,642
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	1,014	1,757
Financial assets, Total	$ 1,014	$ 1,757